Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Unrecognized tax benefits	0	0	$ 0
Amounts accrued for interest or penalties	0	0	$ 0
Income tax value recorded	0	0
IPO [Member]
Accounting Policies [Line Items]
Offering costs	11,900,000	11,945,186
Deferred underwriting commissions	$ 7,000,000	$ 7,000,000
Class A Ordinary Shares [Member]
Accounting Policies [Line Items]
Diluted securities for net income per share calculation	14,000,000	14,000,000
Number of shares of ordinary shares subject to possible redemption	19,120,454	19,166,628